Schedule of Investments
(unaudited)
November 30, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Air Freight & Logistics — 0.7%
FedEx Corp.
2.40% , 05/15/31
(a)
................. USD 11 $ 9,552
4.55% , 04/01/46 .................. 37 32,219
United Parcel Service, Inc.
6.20% , 01/15/38 .................. 15 16,634
3.75% , 11/15/47 .................. 27 21,541
5.50% , 05/22/54 .................. 7 7,238
87,184
Automobile Components — 0.1%
Aptiv plc
3.25% , 03/01/32
(a)
................. 10 8,800
4.15% , 05/01/52 .................. 10 7,453
16,253
Automobiles — 0.6%
General Motors Co.
5.60% , 10/15/32
(a)
................. 15 15,448
5.15% , 04/01/38 .................. 25 23,700
6.25% , 10/02/43 .................. 10 10,322
5.20% , 04/01/45 .................. 10 9,149
Honda Motor Co. Ltd., 2.97%, 03/10/32 .... 15 13,378
71,997
Banks — 21.3%
Banco Santander SA
5.59% , 08/08/28 .................. 25 25,621
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.54% ,
03/14/30
(b)
.................... 25 25,424
6.35% , 03/14/34 .................. 25 26,109
Bank of America Corp.
(b)
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ..................... 65 62,488
(1-day SOFR + 1.63%), 5.20% , 04/25/29 . 25 25,297
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 10 9,661
(1-day SOFR + 2.15%), 2.59% , 04/29/31 . 25 22,261
(1-day SOFR + 1.32%), 2.69% , 04/22/32 . 50 43,774
(1-day SOFR + 1.22%), 2.30% , 07/21/32 . 60 50,972
(1-day SOFR + 1.33%), 2.97% , 02/04/33 . 20 17,571
(1-day SOFR + 2.16%), 5.02% , 07/22/33 . 5 5,023
(1-day SOFR + 1.84%), 5.87% , 09/15/34 . 15 15,821
(1-day SOFR + 1.65%), 5.47% , 01/23/35 . 15 15,391
(3-mo. CME Term SOFR + 1.58%), 4.08% ,
04/23/40 ..................... 45 40,041
(1-day SOFR + 1.93%), 2.68% , 06/19/41 . 10 7,272
(1-day SOFR + 1.58%), 3.31% , 04/22/42 . 15 11,767
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51 ..................... 5 4,179
(1-day SOFR + 1.88%), 2.83% , 10/24/51 . 10 6,587
(1-day SOFR + 1.56%), 2.97% , 07/21/52
(a)
52 35,407
Bank of Montreal
5.72% , 09/25/28 .................. 10 10,370
5.51% , 06/04/31 .................. 10 10,315
Bank of Nova Scotia (The), 2.45%, 02/02/32 . 25 21,338
Barclays plc
(1-day SOFR + 1.74%), 5.69% , 03/12/30
(b)
25 25,552
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75% ,
08/09/33
(b)
.................... 25 25,547
(1-day SOFR + 2.98%), 6.22% , 05/09/34
(b)
20 21,085
(1-day SOFR + 2.62%), 6.69% , 09/13/34
(b)
15 16,310
(1-day SOFR + 1.91%), 5.34% , 09/10/35
(b)
20 19,728
4.95% , 01/10/47 .................. 15 14,054
Security
Par (000)
Par (000) Value
Banks (continued)
Canadian Imperial Bank of Commerce
5.26% , 04/08/29 .................. USD 15 $ 15,287
3.60% , 04/07/32 .................. 10 9,196
6.09% , 10/03/33 .................. 6 6,431
Citigroup, Inc.
4.13% , 07/25/28 .................. 15 14,680
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(b)
20 20,234
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(b)
.................... 15 14,471
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(b)
10 9,145
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(b)
95 92,617
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(b)
10 8,642
6.63% , 06/15/32 .................. 15 16,346
(1-day SOFR + 1.35%), 3.06% , 01/25/33
(b)
10 8,784
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(b)
5 4,600
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(b)
10 9,884
(1-day SOFR + 1.45%), 5.45% , 06/11/35
(b)
15 15,347
(1-day SOFR + 1.38%), 2.90% , 11/03/42
(b)
30 22,041
4.75% , 05/18/46 .................. 55 50,286
4.65% , 07/23/48 .................. 25 22,702
Citizens Financial Group, Inc.
(1-day SOFR + 2.01%), 5.84% , 01/23/30
(b)
10 10,271
3.25% , 04/30/30 .................. 10 9,166
(1-day SOFR + 2.33%), 6.65% , 04/25/35
(b)
5 5,403
Cooperatieve Rabobank UA, 5.25%, 05/24/41 40 40,797
Fifth Third Bancorp
(1-day SOFR + 2.34%), 6.34% , 07/27/29
(b)
10 10,469
(SOFR Index + 2.13%), 4.77% , 07/28/30
(b)
10 9,922
8.25% , 03/01/38 .................. 6 7,334
HSBC Holdings plc
(1-day SOFR + 1.97%), 6.16% , 03/09/29
(b)
40 41,438
(1-day SOFR + 1.19%), 2.80% , 05/24/32
(b)
200 172,810
6.10% , 01/14/42
(a)
................. 15 16,614
Huntington Bancshares, Inc.
(1-day SOFR + 2.02%), 6.21% , 08/21/29
(b)
15 15,636
2.55% , 02/04/30 .................. 5 4,450
(SOFR Index + 1.87%), 5.71% , 02/02/35
(b)
7 7,175
ING Groep NV, (1-day SOFR + 2.09%), 6.11%,
09/11/34
(b)
..................... 20 21,170
JPMorgan Chase & Co.
(1-day SOFR + 1.45%), 5.30% , 07/24/29
(b)
33 33,608
(1-day SOFR + 1.75%), 4.57% , 06/14/30
(b)
10 9,907
(1-day SOFR + 1.13%), 5.00% , 07/22/30
(b)
15 15,113
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30
(b)
.................... 15 13,664
(3-mo. CME Term SOFR + 3.79%), 4.49% ,
03/24/31
(b)
.................... 15 14,751
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32
(b)
.................... 110 95,949
(1-day SOFR + 2.08%), 4.91% , 07/25/33
(b)
15 14,967
(1-day SOFR + 1.85%), 5.35% , 06/01/34
(a) (b)
15 15,305
(1-day SOFR + 1.49%), 5.77% , 04/22/35
(b)
15 15,757
6.40% , 05/15/38 .................. 95 106,821
5.40% , 01/06/42 .................. 15 15,415
(3-mo. CME Term SOFR + 1.72%), 4.03% ,
07/24/48
(b)
.................... 15 12,558
(1-day SOFR + 1.58%), 3.33% , 04/22/52
(b)
10 7,313
KeyCorp
2.55% , 10/01/29 .................. 45 40,460
(SOFR Index + 2.06%), 4.79% , 06/01/33
(b)
10 9,658
Lloyds Banking Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.75%), 5.68%, 01/05/35
(b)
........... 40 40,826
M&T Bank Corp., (1-day SOFR + 1.85%),
5.05%, 01/27/34
(b)
................ 6 5,833

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc., 2.05%,
07/17/30 ...................... USD 200 $ 173,282
NatWest Group plc
(b)
(3-mo. LIBOR USD + 1.75%), 4.89% ,
05/18/29 ..................... 50 49,936
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.78% ,
03/01/35 ..................... 10 10,290
PNC Financial Services Group, Inc. (The)
3.45% , 04/23/29 .................. 30 28,615
(1-day SOFR + 1.84%), 5.58% , 06/12/29
(b)
15 15,384
2.55% , 01/22/30
(a)
................. 50 45,072
(SOFR Index + 2.14%), 6.04% , 10/28/33
(b)
16 16,948
(1-day SOFR + 2.28%), 6.88% , 10/20/34
(b)
20 22,387
(1-day SOFR + 1.90%), 5.68% , 01/22/35
(b)
5 5,185
(1-day SOFR + 1.60%), 5.40% , 07/23/35
(b)
8 8,141
Royal Bank of Canada
5.20% , 08/01/28 .................. 10 10,207
(SOFR Index + 1.08%), 4.65% , 10/18/30
(b)
30 29,869
2.30% , 11/03/31 .................. 10 8,568
5.00% , 02/01/33 .................. 10 10,062
5.15% , 02/01/34 .................. 10 10,063
Santander Holdings USA, Inc., (1-day SOFR +
2.36%), 6.50%, 03/09/29
(b)
........... 20 20,780
Sumitomo Mitsui Financial Group, Inc.
3.94% , 07/19/28
(a)
................. 40 39,127
3.04% , 07/16/29 .................. 35 32,534
2.14% , 09/23/30 .................. 50 42,908
5.56% , 07/09/34 .................. 10 10,385
Toronto-Dominion Bank (The)
2.00% , 09/10/31
(a)
................. 15 12,677
4.46% , 06/08/32 .................. 35 34,007
Truist Financial Corp.
(b)
(1-day SOFR + 1.62%), 5.44% , 01/24/30 . 15 15,275
(1-day SOFR + 1.85%), 5.12% , 01/26/34 . 25 24,812
(1-day SOFR + 2.36%), 5.87% , 06/08/34 . 10 10,409
(1-day SOFR + 1.92%), 5.71% , 01/24/35 . 10 10,293
US Bancorp
(1-day SOFR + 2.02%), 5.78% , 06/12/29
(b)
25 25,779
1.38% , 07/22/30 .................. 65 54,467
(1-day SOFR + 1.60%), 4.84% , 02/01/34
(b)
10 9,797
(1-day SOFR + 2.26%), 5.84% , 06/12/34
(b)
10 10,457
(1-day SOFR + 1.86%), 5.68% , 01/23/35
(b)
10 10,368
Westpac Banking Corp.
5.54% , 11/17/28 .................. 15 15,610
2.15% , 06/03/31 .................. 15 12,972
6.82% , 11/17/33 .................. 5 5,553
2.96% , 11/16/40
(a)
................. 10 7,453
3.13% , 11/18/41 .................. 5 3,756
2,649,646
Beverages — 0.1%
Keurig Dr Pepper, Inc., 3.80%, 05/01/50 .... 20 15,556
Biotechnology — 4.9%
AbbVie, Inc.
4.80% , 03/15/29 .................. 25 25,240
3.20% , 11/21/29 .................. 30 28,144
5.05% , 03/15/34 .................. 20 20,250
4.50% , 05/14/35 .................. 15 14,463
4.05% , 11/21/39 .................. 70 62,367
4.70% , 05/14/45 .................. 25 23,218
4.25% , 11/21/49 .................. 55 47,369
5.50% , 03/15/64 .................. 8 8,083
Amgen, Inc.
1.65% , 08/15/28 .................. 50 45,056
Security
Par (000)
Par (000) Value
Biotechnology (continued)
5.25% , 03/02/30 .................. USD 27 $ 27,600
2.00% , 01/15/32 .................. 10 8,272
5.25% , 03/02/33 .................. 27 27,364
5.60% , 03/02/43 .................. 28 28,464
4.40% , 05/01/45 .................. 15 13,019
4.66% , 06/15/51 .................. 75 66,557
4.40% , 02/22/62
(a)
................. 10 8,214
5.75% , 03/02/63 .................. 12 12,234
Biogen, Inc.
2.25% , 05/01/30 .................. 20 17,490
3.15% , 05/01/50 .................. 10 6,697
Gilead Sciences, Inc.
1.65% , 10/01/30 .................. 25 21,176
4.00% , 09/01/36 .................. 20 18,181
4.75% , 03/01/46 .................. 50 46,243
5.50% , 11/15/54 .................. 25 25,607
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ...................... 15 12,659
613,967
Broadline Retail — 0.1%
eBay, Inc.
2.70% , 03/11/30
(a)
................. 10 9,048
3.65% , 05/10/51 .................. 10 7,454
16,502
Building Products — 0.3%
Carrier Global Corp.
2.72% , 02/15/30 .................. 15 13,594
3.38% , 04/05/40 .................. 10 8,033
3.58% , 04/05/50 .................. 14 10,688
Owens Corning, 5.70%, 06/15/34 ........ 5 5,209
37,524
Capital Markets — 7.3%
Ameriprise Financial, Inc., 5.15%, 05/15/33 .. 5 5,101
Bank of New York Mellon Corp. (The), 3.30%,
08/23/29 ...................... 15 14,087
Charles Schwab Corp. (The)
2.30% , 05/13/31 .................. 20 17,318
2.90% , 03/03/32
(a)
................. 10 8,823
CME Group, Inc.
2.65% , 03/15/32 .................. 5 4,388
5.30% , 09/15/43 .................. 5 5,250
Deutsche Bank AG
5.41% , 05/10/29 .................. 15 15,308
(1-day SOFR + 2.05%), 5.40% , 09/11/35
(b)
10 9,766
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(b)
100 87,005
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(b)
20 17,015
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(b)
15 13,197
(1-day SOFR + 1.95%), 6.56% , 10/24/34
(b)
15 16,510
(1-day SOFR + 1.55%), 5.85% , 04/25/35
(b)
15 15,709
(1-day SOFR + 1.55%), 5.33% , 07/23/35
(b)
15 15,123
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(b)
25 24,746
6.75% , 10/01/37 .................. 75 83,033
5.15% , 05/22/45 .................. 45 43,368
Intercontinental Exchange, Inc.
1.85% , 09/15/32
(a)
................. 10 8,096
4.25% , 09/21/48 .................. 10 8,562
4.95% , 06/15/52
(a)
................. 15 14,269
3.00% , 09/15/60 .................. 30 18,945
Morgan Stanley
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30
(b)
.................... 25 24,610
(1-day SOFR + 1.18%), 2.24% , 07/21/32
(b)
140 118,386

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(b)
USD 30 $ 26,288
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(b)
10 10,105
(1-day SOFR + 2.05%), 6.63% , 11/01/34
(b)
20 22,060
(1-day SOFR + 1.58%), 5.83% , 04/19/35
(b)
15 15,721
(1-day SOFR + 1.49%), 3.22% , 04/22/42
(b)
15 11,659
4.30% , 01/27/45 .................. 60 52,888
(1-day SOFR + 4.84%), 5.60% , 03/24/51
(b)
30 31,604
Nasdaq, Inc., 5.55%, 02/15/34 .......... 30 30,939
Nomura Holdings, Inc.
6.07% , 07/12/28 .................. 50 51,896
5.78% , 07/03/34 .................. 10 10,315
Northern Trust Corp., 6.13%, 11/02/32 ..... 10 10,834
Raymond James Financial, Inc., 3.75%,
04/01/51 ...................... 10 7,696
S&P Global, Inc.
2.90% , 03/01/32 .................. 10 8,900
3.70% , 03/01/52 .................. 5 3,941
State Street Corp., 2.20%, 03/03/31 ...... 5 4,331
UBS AG, 5.65%, 09/11/28 ............ 25 25,865
913,657
Chemicals — 0.8%
Air Products & Chemicals, Inc.
2.05% , 05/15/30 .................. 10 8,803
4.85% , 02/08/34 .................. 7 7,025
2.70% , 05/15/40 .................. 10 7,466
CF Industries, Inc., 5.15%, 03/15/34 ...... 15 14,845
DuPont de Nemours, Inc.
4.73% , 11/15/28 .................. 15 15,134
5.32% , 11/15/38 .................. 18 18,762
International Flavors & Fragrances, Inc., 5.00%,
09/26/48 ...................... 5 4,512
Nutrien Ltd., 5.00%, 04/01/49 .......... 10 9,320
Sherwin-Williams Co. (The), 4.50%, 06/01/47 . 15 13,306
99,173
Commercial Services & Supplies — 0.6%
Republic Services, Inc., 3.95%, 05/15/28 ... 20 19,602
Waste Connections, Inc., 4.20%, 01/15/33 ... 12 11,428
Waste Management, Inc.
1.50% , 03/15/31 .................. 20 16,585
4.88% , 02/15/34
(a)
................. 8 8,036
5.35% , 10/15/54 .................. 15 15,255
70,906
Communications Equipment — 0.7%
Cisco Systems, Inc.
5.05% , 02/26/34 .................. 15 15,293
5.90% , 02/15/39 .................. 25 27,223
5.30% , 02/26/54 .................. 15 15,421
5.35% , 02/26/64 .................. 5 5,110
Motorola Solutions, Inc.
4.60% , 05/23/29 .................. 15 14,940
2.30% , 11/15/30 .................. 10 8,670
86,657
Construction Materials — 0.1%
Martin Marietta Materials, Inc.
2.40% , 07/15/31 .................. 5 4,311
3.20% , 07/15/51 .................. 5 3,482
7,793
Consumer Finance — 2.9%
AerCap Ireland Capital DAC, 3.00%, 10/29/28 150 140,153
Ally Financial, Inc., 8.00%, 11/01/31 ...... 15 16,902
American Express Co.
4.05% , 05/03/29 .................. 25 24,616
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.05% , 12/03/42 .................. USD 10 $ 8,836
American Honda Finance Corp., 4.90%,
01/10/34 ...................... 5 4,978
Capital One Financial Corp., 3.80%, 01/31/28 25 24,202
Discover Financial Services, 6.70%, 11/29/32 . 5 5,451
General Motors Financial Co., Inc.
2.40% , 04/10/28 .................. 15 13,863
5.80% , 01/07/29
(a)
................. 10 10,302
2.70% , 06/10/31 .................. 50 43,342
3.10% , 01/12/32 .................. 15 13,087
6.10% , 01/07/34 .................. 15 15,616
John Deere Capital Corp.
4.90% , 03/07/31 .................. 10 10,156
Series I , 5.15% , 09/08/33 ............ 10 10,289
5.10% , 04/11/34 .................. 10 10,232
Synchrony Financial, 3.95%, 12/01/27 ..... 5 4,829
356,854
Consumer Staples Distribution & Retail — 0.6%
Dollar General Corp., 3.50%, 04/03/30
(a)
.... 15 13,878
Dollar Tree, Inc., 4.20%, 05/15/28
(a)
....... 20 19,567
Sysco Corp., 6.60%, 04/01/50 .......... 10 11,373
Target Corp.
2.35% , 02/15/30 .................. 10 8,988
4.00% , 07/01/42 .................. 10 8,718
2.95% , 01/15/52 .................. 5 3,366
4.80% , 01/15/53
(a)
................. 10 9,390
75,280
Containers & Packaging — 0.0%
Berry Global, Inc., 5.65%, 01/15/34
(c)
...... 5 5,123
Diversified REITs — 0.6%
Digital Realty Trust LP, 5.55%, 01/15/28 .... 20 20,505
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ...................... 10 10,239
Simon Property Group LP, 2.65%, 07/15/30 .. 50 44,888
75,632
Diversified Telecommunication Services — 5.6%
AT&T, Inc.
4.10% , 02/15/28 .................. 20 19,717
2.55% , 12/01/33 .................. 110 90,636
3.50% , 06/01/41 .................. 50 40,034
3.65% , 06/01/51 .................. 85 63,271
3.55% , 09/15/55 .................. 95 67,646
3.65% , 09/15/59 .................. 15 10,614
Bell Telephone Co. of Canada or Bell Canada,
4.46%, 04/01/48
(a)
................ 15 12,713
British Telecommunications plc, 9.63%,
12/15/30
(d)
..................... 15 18,490
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
................ 15 17,694
Orange SA, 5.50%, 02/06/44 ........... 20 20,217
Telefonica Emisiones SA, 7.05%, 06/20/36 .. 40 45,206
TELUS Corp., 4.60%, 11/16/48 ......... 7 6,009
Verizon Communications, Inc.
4.33% , 09/21/28 .................. 40 39,658
3.88% , 02/08/29
(a)
................. 20 19,481
3.15% , 03/22/30 .................. 20 18,530
2.55% , 03/21/31 .................. 30 26,259
4.50% , 08/10/33 .................. 10 9,664
3.40% , 03/22/41 .................. 125 98,786
4.86% , 08/21/46 .................. 5 4,676
2.99% , 10/30/56 .................. 100 63,262
692,563

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48 . USD 10 $ 8,218
Oncor Electric Delivery Co. LLC
4.95% , 09/15/52 .................. 5 4,743
5.55% , 06/15/54
(c)
................. 5 5,148
18,109
Electrical Equipment — 0.2%
Eaton Corp., 4.15%, 03/15/33 .......... 15 14,431
Regal Rexnord Corp.
6.30% , 02/15/30 .................. 5 5,220
6.40% , 04/15/33 .................. 10 10,540
30,191
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., 2.20%, 09/15/31 ........ 10 8,488
CDW LLC, 3.57%, 12/01/31 ........... 11 9,898
Corning, Inc., 4.38%, 11/15/57 .......... 15 12,351
30,737
Entertainment — 1.6%
Walt Disney Co. (The)
3.80% , 03/22/30 .................. 15 14,536
2.65% , 01/13/31 .................. 50 44,798
3.60% , 01/13/51 .................. 65 50,382
Warnermedia Holdings, Inc.
4.28% , 03/15/32 .................. 35 31,582
5.05% , 03/15/42 .................. 10 8,459
5.14% , 03/15/52 .................. 45 36,131
5.39% , 03/15/62 .................. 10 7,987
193,875
Financial Services — 1.7%
Apollo Global Management, Inc., 5.80%,
05/21/54 ...................... 5 5,281
Equitable Holdings, Inc., 5.00%, 04/20/48 ... 7 6,560
Fidelity National Information Services, Inc.,
5.10%, 07/15/32 ................. 10 10,114
Fiserv, Inc.
5.63% , 08/21/33 .................. 12 12,445
4.40% , 07/01/49 .................. 20 17,250
Global Payments, Inc.
3.20% , 08/15/29 .................. 15 13,898
5.95% , 08/15/52
(a)
................. 10 10,250
Mastercard, Inc.
3.35% , 03/26/30 .................. 40 37,834
3.85% , 03/26/50 .................. 10 8,207
PayPal Holdings, Inc.
2.30% , 06/01/30 .................. 20 17,746
4.40% , 06/01/32
(a)
................. 15 14,689
5.05% , 06/01/52 .................. 5 4,874
Visa, Inc.
2.05% , 04/15/30 .................. 15 13,298
1.10% , 02/15/31 .................. 10 8,219
4.30% , 12/14/45 .................. 25 22,527
2.00% , 08/15/50 .................. 5 2,898
206,090
Food Products — 1.0%
Conagra Brands, Inc., 5.30%, 11/01/38 ..... 15 14,532
General Mills, Inc., 4.95%, 03/29/33 ...... 10 9,961
Hormel Foods Corp., 1.80%, 06/11/30 ..... 25 21,558
J M Smucker Co. (The), 6.50%, 11/15/53 ... 6 6,714
Kraft Heinz Foods Co., 4.38%, 06/01/46 .... 60 51,007
Tyson Foods, Inc., 5.10%, 09/28/48 ....... 20 18,685
122,457
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
Uber Technologies, Inc.
4.80% , 09/15/34 .................. USD 8 $ 7,844
5.35% , 09/15/54 .................. 8 7,828
15,672
Health Care Equipment & Supplies — 1.4%
Becton Dickinson & Co.
2.82% , 05/20/30 .................. 30 27,176
4.67% , 06/06/47 .................. 10 8,998
DH Europe Finance II SARL, 2.60%, 11/15/29 80 73,147
GE HealthCare Technologies, Inc., 4.80%,
08/14/29 ...................... 40 40,038
Solventum Corp.
(c)
5.40% , 03/01/29 .................. 10 10,149
5.60% , 03/23/34 .................. 10 10,156
5.90% , 04/30/54 .................. 7 7,158
176,822
Health Care Providers & Services — 8.2%
Aetna, Inc., 3.88%, 08/15/47 ........... 15 11,313
Cencora, Inc., 3.45%, 12/15/27 ......... 25 24,204
Centene Corp., 4.63%, 12/15/29 ......... 95 91,027
Cigna Group (The)
4.90% , 12/15/48 .................. 60 54,558
5.60% , 02/15/54 .................. 10 10,013
CVS Health Corp.
4.30% , 03/25/28 .................. 30 29,438
3.75% , 04/01/30 .................. 25 23,400
1.88% , 02/28/31 .................. 15 12,342
2.13% , 09/15/31 .................. 20 16,419
5.25% , 02/21/33 .................. 10 9,919
5.70% , 06/01/34 .................. 7 7,141
4.78% , 03/25/38 .................. 35 31,864
5.13% , 07/20/45 .................. 15 13,516
5.05% , 03/25/48 .................. 65 57,570
5.88% , 06/01/53 .................. 15 14,824
6.00% , 06/01/63 .................. 5 4,928
Elevance Health, Inc.
2.55% , 03/15/31 .................. 10 8,743
4.75% , 02/15/33 .................. 10 9,793
4.65% , 01/15/43 .................. 20 18,140
3.70% , 09/15/49 .................. 10 7,546
3.60% , 03/15/51 .................. 35 25,853
5.65% , 06/15/54 .................. 6 6,097
5.85% , 11/01/64 .................. 15 15,491
HCA, Inc.
5.63% , 09/01/28 .................. 10 10,222
5.88% , 02/01/29 .................. 10 10,304
4.13% , 06/15/29 .................. 10 9,667
3.50% , 09/01/30 .................. 10 9,235
2.38% , 07/15/31 .................. 15 12,685
3.63% , 03/15/32 .................. 10 9,019
5.50% , 06/01/33 .................. 20 20,196
5.60% , 04/01/34 .................. 10 10,115
5.45% , 09/15/34 .................. 15 15,009
5.50% , 06/15/47 .................. 10 9,586
5.25% , 06/15/49 .................. 10 9,184
3.50% , 07/15/51 .................. 45 31,066
Humana, Inc.
2.15% , 02/03/32 .................. 15 12,279
5.88% , 03/01/33 .................. 5 5,166
5.95% , 03/15/34 .................. 5 5,198
5.50% , 03/15/53 .................. 5 4,801
5.75% , 04/15/54 .................. 5 4,980
Laboratory Corp. of America Holdings, 4.70%,
02/01/45 ...................... 5 4,509

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc., 5.00%, 12/15/34 ... USD 5 $ 4,950
UnitedHealth Group, Inc.
4.25% , 01/15/29 .................. 20 19,837
4.00% , 05/15/29
(a)
................. 20 19,614
4.20% , 05/15/32 .................. 51 49,283
5.35% , 02/15/33 .................. 15 15,508
5.15% , 07/15/34 .................. 20 20,369
6.88% , 02/15/38 .................. 10 11,665
3.05% , 05/15/41 .................. 15 11,423
5.50% , 07/15/44 .................. 15 15,383
4.75% , 07/15/45 .................. 15 14,048
4.20% , 01/15/47 .................. 5 4,269
4.75% , 05/15/52 .................. 92 84,269
6.05% , 02/15/63 .................. 15 16,364
5.20% , 04/15/63 .................. 15 14,455
5.75% , 07/15/64 .................. 15 15,681
1,014,478
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32 .................. 20 16,316
3.55% , 03/15/52 .................. 15 10,847
27,163
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 02/01/29 ........... 10 10,443
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc., 4.63%, 04/13/30 .... 10 10,021
Marriott International, Inc.
Series GG , 3.50% , 10/15/32 .......... 20 17,991
5.35% , 03/15/35 .................. 5 5,045
McDonald's Corp.
2.13% , 03/01/30 .................. 25 22,101
4.60% , 09/09/32 .................. 15 14,892
4.88% , 12/09/45 .................. 15 14,063
3.63% , 09/01/49 .................. 30 22,930
5.45% , 08/14/53 .................. 5 5,032
Starbucks Corp.
3.55% , 08/15/29 .................. 42 40,165
3.50% , 11/15/50 .................. 15 11,052
163,292
Industrial Conglomerates — 0.2%
3M Co.
2.38% , 08/26/29 .................. 15 13,599
3.25% , 08/26/49 .................. 10 7,221
20,820
Industrial REITs — 0.2%
Prologis LP
4.75% , 06/15/33 .................. 20 19,811
5.25% , 06/15/53 .................. 5 4,949
5.25% , 03/15/54 .................. 5 4,958
29,718
Insurance — 1.8%
American International Group, Inc.
4.80% , 07/10/45 .................. 10 9,250
4.38% , 06/30/50 .................. 5 4,352
Aon Corp., 5.35%, 02/28/33 ........... 10 10,243
Aon North America, Inc.
5.45% , 03/01/34 .................. 10 10,265
5.75% , 03/01/54 .................. 15 15,536
Arthur J Gallagher & Co., 3.50%, 05/20/51 .. 5 3,628
Chubb INA Holdings LLC
4.35% , 11/03/45 .................. 10 8,916
3.05% , 12/15/61 .................. 15 9,765
Security
Par (000)
Par (000) Value
Insurance (continued)
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52 ...................... USD 11 $ 7,298
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54 6 6,409
Hartford Financial Services Group, Inc. (The),
3.60%, 08/19/49 ................. 10 7,682
Marsh & McLennan Cos., Inc.
4.90% , 03/15/49 .................. 10 9,430
5.70% , 09/15/53 .................. 5 5,313
5.40% , 03/15/55 .................. 10 10,103
MetLife, Inc.
4.55% , 03/23/30 .................. 15 15,019
5.70% , 06/15/35 .................. 15 15,877
4.05% , 03/01/45 .................. 27 22,820
5.00% , 07/15/52 .................. 10 9,573
Progressive Corp. (The), 4.13%, 04/15/47 ... 10 8,537
Prudential Financial, Inc., 4.35%, 02/25/50 .. 25 21,503
Travelers Cos., Inc. (The), 3.05%, 06/08/51 .. 15 10,434
Willis North America, Inc., 5.90%, 03/05/54 .. 5 5,195
227,148
Interactive Media & Services — 0.2%
Alphabet, Inc.
1.10% , 08/15/30 .................. 15 12,647
2.05% , 08/15/50 .................. 10 5,954
18,601
IT Services — 0.8%
Accenture Capital, Inc., 4.50%, 10/04/34 .... 15 14,612
International Business Machines Corp., 4.15%,
05/15/39 ...................... 100 88,939
103,551
Leisure Products — 0.1%
Hasbro, Inc., 3.90%, 11/19/29 .......... 10 9,508
Machinery — 0.9%
Cummins, Inc., 5.45%, 02/20/54 ......... 5 5,139
Deere & Co., 3.90%, 06/09/42 .......... 15 12,973
Illinois Tool Works, Inc., 3.90%, 09/01/42 ... 10 8,550
Ingersoll Rand, Inc., 5.70%, 08/14/33 ...... 7 7,295
Otis Worldwide Corp.
2.57% , 02/15/30 .................. 22 19,765
3.11% , 02/15/40 .................. 5 3,923
Parker-Hannifin Corp., 3.25%, 06/14/29 .... 40 37,861
Stanley Black & Decker, Inc., 2.30%, 03/15/30 22 19,344
114,850
Media — 5.7%
Charter Communications Operating LLC
4.20% , 03/15/28 .................. 13 12,640
5.05% , 03/30/29 .................. 13 12,890
2.30% , 02/01/32 .................. 10 8,080
4.40% , 04/01/33 .................. 6 5,493
6.65% , 02/01/34 .................. 5 5,273
6.55% , 06/01/34 .................. 10 10,488
6.38% , 10/23/35
(a)
................. 15 15,442
3.50% , 03/01/42 .................. 15 10,641
6.48% , 10/23/45 .................. 43 42,432
4.80% , 03/01/50 .................. 51 40,305
3.85% , 04/01/61
(a)
................. 33 21,137
Comcast Corp.
4.15% , 10/15/28 .................. 155 152,894
4.55% , 01/15/29 .................. 15 15,018
4.25% , 01/15/33 .................. 15 14,342
7.05% , 03/15/33 .................. 35 39,974
3.75% , 04/01/40 .................. 15 12,596
5.35% , 05/15/53 .................. 26 25,604

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
5.65% , 06/01/54 .................. USD 10 $ 10,301
2.94% , 11/01/56 .................. 15 9,415
2.99% , 11/01/63 .................. 115 69,972
Discovery Communications LLC, 3.95%,
03/20/28 ...................... 55 52,679
Fox Corp.
4.71% , 01/25/29 .................. 15 15,016
5.48% , 01/25/39 .................. 10 9,843
5.58% , 01/25/49 .................. 10 9,757
Paramount Global
4.95% , 01/15/31 .................. 15 14,296
4.38% , 03/15/43 .................. 30 23,147
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ...................... 5 5,754
Time Warner Cable LLC
6.55% , 05/01/37 .................. 17 16,877
5.50% , 09/01/41 .................. 27 23,806
706,112
Metals & Mining — 0.2%
Newmont Corp.
2.25% , 10/01/30 .................. 10 8,741
5.35% , 03/15/34 .................. 5 5,101
6.25% , 10/01/39 .................. 10 10,882
24,724
Office REITs — 0.2%
Boston Properties LP, 2.45%, 10/01/33 ..... 30 23,619
Personal Care Products — 0.1%
Kenvue, Inc.
5.05% , 03/22/53 .................. 10 9,790
5.20% , 03/22/63 .................. 5 4,920
14,710
Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.
3.90% , 02/20/28 .................. 15 14,775
3.40% , 07/26/29 .................. 26 24,804
1.45% , 11/13/30 .................. 25 21,009
2.95% , 03/15/32 .................. 25 22,237
5.20% , 02/22/34 .................. 20 20,484
4.13% , 06/15/39 .................. 20 17,978
2.35% , 11/13/40 .................. 10 6,965
4.25% , 10/26/49 .................. 50 42,666
5.55% , 02/22/54 .................. 5 5,153
6.40% , 11/15/63 .................. 10 11,395
5.65% , 02/22/64 .................. 10 10,247
Eli Lilly & Co.
4.70% , 02/27/33 .................. 10 10,004
4.70% , 02/09/34 .................. 15 14,883
2.25% , 05/15/50 .................. 15 8,994
5.00% , 02/09/54 .................. 15 14,615
4.95% , 02/27/63 .................. 10 9,568
5.10% , 02/09/64 .................. 5 4,878
5.20% , 08/14/64 .................. 5 4,956
GlaxoSmithKline Capital plc, 3.38%, 06/01/29 25 23,936
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28 40 39,347
Johnson & Johnson, 3.70%, 03/01/46 ..... 80 66,636
Merck & Co., Inc.
1.45% , 06/24/30 .................. 35 29,753
3.70% , 02/10/45 .................. 35 28,356
5.00% , 05/17/53 .................. 25 24,140
2.90% , 12/10/61 .................. 10 6,164
5.15% , 05/17/63 .................. 5 4,875
Novartis Capital Corp.
2.20% , 08/14/30 .................. 30 26,607
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.75% , 08/14/50
(a)
................. USD 25 $ 16,894
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/30 .................. 20 20,008
4.75% , 05/19/33 .................. 75 74,010
5.30% , 05/19/53 .................. 50 49,356
5.34% , 05/19/63 .................. 10 9,706
Pfizer, Inc.
3.45% , 03/15/29 .................. 15 14,428
7.20% , 03/15/39 .................. 35 42,223
4.13% , 12/15/46 .................. 15 12,691
2.70% , 05/28/50 .................. 30 19,614
Royalty Pharma plc, 3.30%, 09/02/40 ..... 15 11,272
Takeda Pharmaceutical Co. Ltd.
5.65% , 07/05/44 .................. 15 15,409
3.18% , 07/09/50 .................. 15 10,361
Viatris, Inc.
2.70% , 06/22/30 .................. 30 26,335
3.85% , 06/22/40 .................. 15 11,685
4.00% , 06/22/50 .................. 10 7,160
Zoetis, Inc., 5.60%, 11/16/32 ........... 15 15,714
872,291
Professional Services — 0.3%
Automatic Data Processing, Inc., 1.25%,
09/01/30 ...................... 15 12,590
Broadridge Financial Solutions, Inc., 2.90%,
12/01/29 ...................... 20 18,254
30,844
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 5.95%, 08/15/34 ..... 5 5,275
Retail REITs — 0.1%
Brixmor Operating Partnership LP, 4.13%,
05/15/29 ...................... 10 9,682
Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc., 2.95%, 10/01/51 ..... 5 3,387
Applied Materials, Inc., 4.35%, 04/01/47 .... 10 8,894
Broadcom, Inc.
5.05% , 07/12/29 .................. 15 15,156
2.45% , 02/15/31
(c)
................. 20 17,434
4.30% , 11/15/32 .................. 14 13,411
3.42% , 04/15/33
(c)
................. 10 8,882
3.47% , 04/15/34
(c)
................. 15 13,235
4.80% , 10/15/34 .................. 10 9,776
4.93% , 05/15/37
(c)
................. 70 67,848
3.50% , 02/15/41
(c)
................. 15 12,030
3.75% , 02/15/51
(c)
................. 5 3,842
Intel Corp.
1.60% , 08/12/28 .................. 90 80,226
5.13% , 02/10/30 .................. 25 25,331
4.15% , 08/05/32 .................. 10 9,406
4.60% , 03/25/40 .................. 10 8,824
2.80% , 08/12/41 .................. 70 47,546
3.73% , 12/08/47 .................. 10 7,208
3.05% , 08/12/51 .................. 35 21,722
5.90% , 02/10/63 .................. 21 20,421
KLA Corp., 4.95%, 07/15/52 ........... 15 14,333
Lam Research Corp., 4.88%, 03/15/49 ..... 5 4,718
Marvell Technology, Inc., 2.95%, 04/15/31 ... 15 13,366
Micron Technology, Inc.
4.66% , 02/15/30 .................. 25 24,696
5.88% , 02/09/33 .................. 10 10,441
NVIDIA Corp., 3.50%, 04/01/40 ......... 20 17,146
NXP BV, 3.25%, 05/11/41 ............. 20 15,195

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
1.65% , 05/20/32 .................. USD 10 $ 8,092
4.80% , 05/20/45 .................. 10 9,397
4.50% , 05/20/52 .................. 10 8,807
6.00% , 05/20/53 .................. 10 10,907
Texas Instruments, Inc.
3.88% , 03/15/39 .................. 15 13,350
4.15% , 05/15/48 .................. 20 17,170
562,197
Software — 4.0%
Adobe, Inc., 2.30%, 02/01/30 ........... 10 9,002
Autodesk, Inc., 2.40%, 12/15/31 ......... 10 8,574
Intuit, Inc.
5.20% , 09/15/33 .................. 10 10,237
5.50% , 09/15/53
(a)
................. 5 5,126
Microsoft Corp.
2.53% , 06/01/50 .................. 165 107,093
2.50% , 09/15/50 .................. 5 3,207
Oracle Corp.
2.95% , 04/01/30 .................. 45 41,150
2.88% , 03/25/31 .................. 25 22,314
6.25% , 11/09/32 .................. 15 16,275
3.85% , 07/15/36 .................. 15 13,223
3.80% , 11/15/37 .................. 15 12,923
3.60% , 04/01/40 .................. 38 30,946
4.00% , 07/15/46 .................. 120 96,942
3.60% , 04/01/50 .................. 45 33,379
3.95% , 03/25/51 .................. 40 31,327
3.85% , 04/01/60 .................. 15 10,949
Roper Technologies, Inc., 4.20%, 09/15/28 .. 10 9,876
Salesforce, Inc.
1.95% , 07/15/31 .................. 15 12,811
2.90% , 07/15/51 .................. 20 13,551
Workday, Inc., 3.80%, 04/01/32 ......... 11 10,200
499,105
Specialized REITs — 0.7%
American Tower Corp.
2.10% , 06/15/30 .................. 10 8,666
1.88% , 10/15/30 .................. 10 8,487
5.55% , 07/15/33 .................. 10 10,285
3.10% , 06/15/50 .................. 15 10,219
Crown Castle, Inc.
2.10% , 04/01/31 .................. 15 12,618
5.80% , 03/01/34 .................. 10 10,381
2.90% , 04/01/41 .................. 20 14,679
Equinix, Inc., 2.50%, 05/15/31 .......... 10 8,685
Public Storage Operating Co., 5.35%, 08/01/53 5 5,031
89,051
Specialty Retail — 2.4%
AutoZone, Inc., 4.00%, 04/15/30 ......... 10 9,639
Home Depot, Inc. (The)
2.95% , 06/15/29 .................. 45 42,200
5.88% , 12/16/36 .................. 15 16,261
5.95% , 04/01/41 .................. 15 16,339
2.75% , 09/15/51 .................. 115 74,783
Lowe's Cos., Inc.
1.70% , 09/15/28 .................. 95 85,539
2.80% , 09/15/41 .................. 35 25,100
5.63% , 04/15/53 .................. 15 15,201
4.45% , 04/01/62 .................. 20 16,448
301,510
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.
1.40% , 08/05/28 .................. USD 200 $ 180,707
3.35% , 08/08/32 .................. 15 14,022
4.65% , 02/23/46 .................. 85 81,286
2.65% , 05/11/50 .................. 35 23,118
2.65% , 02/08/51 .................. 10 6,561
2.70% , 08/05/51 .................. 40 26,378
4.10% , 08/08/62 .................. 10 8,426
Dell International LLC
5.30% , 10/01/29 .................. 40 40,900
6.20% , 07/15/30 .................. 10 10,638
5.75% , 02/01/33 .................. 10 10,494
3.38% , 12/15/41 .................. 5 3,832
Hewlett Packard Enterprise Co.
4.85% , 10/15/31 .................. 10 9,920
5.00% , 10/15/34 .................. 10 9,864
6.20% , 10/15/35
(d)
................. 10 10,737
6.35% , 10/15/45
(d)
................. 5 5,446
5.60% , 10/15/54 .................. 8 7,931
HP, Inc.
2.65% , 06/17/31 .................. 10 8,722
5.50% , 01/15/33
(a)
................. 10 10,273
6.00% , 09/15/41 .................. 5 5,247
474,502
Water Utilities — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 10 7,851
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc.
3.80% , 03/15/32 .................. 10 9,173
5.00% , 03/15/44 .................. 8 7,441
4.35% , 05/01/49 .................. 20 16,572
4.55% , 03/15/52 .................. 10 8,494
Vodafone Group plc
4.88% , 06/19/49 .................. 27 24,298
5.75% , 06/28/54 .................. 10 10,073
5.88% , 06/28/64 .................. 5 5,029
81,080
Total Long-Term Investments — 97 .5%
(Cost: $ 13,544,374 ) ............................... 12,128,345
Shares
Shares
Short-Term Securities
Money Market Funds — 4.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.79%
(g)
.................. 374,313 374,537
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.62% ................... 182,389 182,389
Total Short-Term Securities — 4 .5%
(Cost: $ 556,775 ) ................................. 556,926
Total Investments — 102 .0%
(Cost: $ 14,101,149 ) ............................... 12,685,271
Liabilities in Excess of Other Assets — (2.0) % ............. (247,024)
Net Assets — 100.0% ...............................
$ 12,438,247

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares
Held at
11/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 268,619 $ 105,806
(a)
$ — $ 101 $ 11 $ 374,537 374,313 $ 645
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 290,000 — (107,611)
(a)
— — 182,389 182,389 6,319 —
$ 101 $ 11 $ 556,926 $ 6,964 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 12,128,345 $ — $ 12,128,345
Short-Term Securities
Money Market Funds ...................................... 556,926 — — 556,926
$ 556,926 $ 12,128,345 $ — $ 12,685,271

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate